Stockholders' equity: (Details 2) (Stock options, USD $)	3 Months Ended	12 Months Ended		0 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jan. 14, 2011 Larry G. Badgley	Oct. 02, 2012 Larry G. Badgley
Stock-based compensation
Expiration period				5 years
Number of shares fully vested upon grant				15,667	273,000
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)	288,667	288,667
Options granted (in shares)				288,667
Outstanding at the end of the period (in shares)	288,667	288,667	288,667
Exercisable at the end of the period (in shares)	288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 1.20	$ 1.20
Options granted (in dollars per share)				$ 1.20
Outstanding at the end of the period (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)	$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period	1 year	1 year 3 months	1 year 3 months
Outstanding at the end of the period	1 year	1 year 3 months	1 year 3 months
Exercisable at the end of the period	1 year	1 year 3 months
Information related to the Plan
Weighted-average fair value of options granted		$ 100,997		$ 100,997
Total shares available under the plan				1,290,805